CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY	CNY (¥) shares	USD ($) shares	Ordinary shares [Member] CNY (¥) shares	Additional paid in capital [Member] CNY (¥)	Statutory reserves [Member] CNY (¥)	Accumulated other comprehensive (loss)/income [Member] CNY (¥)	Treasury stock [Member] CNY (¥) shares	Retained earnings (Accumulated losses) [Member] CNY (¥)	Non-controlling interests [Member] CNY (¥)
Beginning Balance at Dec. 31, 2013	¥ 2,020,613,588		¥ 15,574	¥ 1,968,702,066	¥ 184,929,183	¥ 12,869,458	¥ (13,875,553)	¥ (142,897,904)	¥ 10,870,764
Beginning Balance (in shares) at Dec. 31, 2013 | shares			109,774,830				(1,723,200)
Share-based compensation expense	42,689,995			42,689,995
Appropriation to statutory reserves					66,975,887			(66,975,887)
Foreign currency exchange translation adjustment	4,634,500					4,634,500
Exercise of share option	13,488,561		¥ 152	13,488,409
Exercise of share option (in shares) | shares			1,240,400				0
Accretion to redemption value of redeemable Non-controlling interests	(52,320,700)							(52,320,700)
Exchange loss on derivative liability-warrants
Unrealized loss on available-for-sale investment	(5,629,905)					(5,629,905)
Acquisition of interest by non-controlling shareholders	14,000,000								14,000,000
Issuance of shares	769,146,293		¥ 1,834	769,144,459
Issuance of shares (in shares) | shares			15,000,000				0
Net income	726,196,922							725,345,755	851,167
Release of translation difference due to the liquidation of a foreign subsidiary
Ending Balance at Dec. 31, 2014	3,532,819,254		¥ 17,560	2,794,024,929	251,905,070	11,874,053	¥ (13,875,553)	463,151,264	25,721,931
Ending Balance (in shares) at Dec. 31, 2014 | shares			126,015,230				(1,723,200)
Share-based compensation expense	112,714,385			112,714,385
Appropriation to statutory reserves					99,858,201			(99,858,201)
Foreign currency exchange translation adjustment	5,070,890					5,070,890
Realize gain on available-for-sale investment	(911,741)					(911,741)
Exercise of share option	17,597,016		¥ 151	17,596,865
Exercise of share option (in shares) | shares			1,181,900				0
Accretion to redemption value of redeemable Non-controlling interests	(172,340,442)							(172,340,442)	0
Exchange loss on derivative liability-warrants	(3,950,373)					(3,950,373)
Unrealized loss on available-for-sale investment	(412,529)					499,212
Net income	860,299,088							856,091,976	4,207,112
Release of translation difference due to the liquidation of a foreign subsidiary
Ending Balance at Dec. 31, 2015	4,351,797,289		¥ 17,711	2,924,336,179	351,763,271	12,582,041	¥ (13,875,553)	1,047,044,597	29,929,043
Ending Balance (in shares) at Dec. 31, 2015 | shares			127,197,130				(1,723,200)
Share-based compensation expense	203,269,631			203,269,631
Appropriation to statutory reserves					115,487,297			(115,487,297)
Foreign currency exchange translation adjustment	96,919,050	$ 13,959,247				96,919,050
Exercise of share option	¥ 17,656,613		¥ 170	17,656,443
Exercise of share option (in shares) | shares	1,259,336	1,259,336	1,259,336				0
Accretion to redemption value of redeemable Non-controlling interests	¥ (159,477,930)	$ (22,969,600)						(159,477,930)
Exchange loss on derivative liability-warrants
Unrealized loss on available-for-sale investment
Net income	1,991,799,815	286,878,844						1,986,187,905	5,611,910
Release of translation difference due to the liquidation of a foreign subsidiary	(4,716,918)	(679,378)				(4,716,918)
Disposition of Jiangxi Jinko Engineering	(37,034,553)				(997,711)				(36,036,842)
Ending Balance at Dec. 31, 2016	¥ 6,460,212,997	$ 930,464,208	¥ 17,881	¥ 3,145,262,253	¥ 466,252,857	¥ 104,784,173	¥ (13,875,553)	¥ 2,758,267,275	¥ (495,889)
Ending Balance (in shares) at Dec. 31, 2016 | shares			128,456,466				(1,723,200)